Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP, Subsequent Event [Abstract]
EBP, Subsequent Event	Subsequent Events
The Plan has evaluated subsequent events through June 26, 2026, the date of this filing and the date these financial statements were issued and available. On June 16, 2026, the Company announced that it has entered into definitive agreements to sell its Pizza Hut Brand in two separate transactions to LongRange Capital and Yum China Holdings, Inc. The Company expects both transactions to close in the third quarter of 2026, subject to customary closing conditions, including receipt of required regulatory approvals.

Upon consummation of the transaction with LongRange Capital, impacted employees will cease to be eligible for the Plan and their existing balances will transfer to a separate 401(k) plan to be adopted by Pizza Hut after the closing of the transaction.

There were no other subsequent events to disclose that would have a material impact on these financial statements.